Offerings - Offering: 1	Jan. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	350,000
Proposed Maximum Offering Price per Unit	54.31
Maximum Aggregate Offering Price	$ 19,008,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,910.2
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “
Securities Act
”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.

(2)
Calculated pursuant to Rule 457(c) of the Securities Act, based on the average high and low prices reported on the New York Stock Exchange under the symbol “UTL” on January 16, 2025, which is within five (5) business days of the filing hereof.